35) Supplementary pension plans (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Supplemental pension plans (Details Text)
Effects recognized in Equity Valuation Adjustments, net of tax effects	R$ 21,593	R$ 212,188
Contributions to defined-benefit plans are expected			R$ 24,820
Impact on the actuarial exposure		8.5% - 10.0% p.a.
Expenses related to contributions	959,220	R$ 997,446
Other employee expense	R$ 4,746,728	R$ 6,101,527